GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	$ 5,102
Goodwill ending balance	4,453	$ 5,102
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	3,908	3,767
Acquisitions through business combinations, intangible assets and goodwill	85	221
Foreign exchange differences and other movements	(388)	114
Divestments		(194)
Goodwill ending balance	3,605	3,908
Goodwill | Previously Reported
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	3,908	3,767
Acquisitions through business combinations, intangible assets and goodwill		221
Foreign exchange differences and other movements		114
Divestments		(194)
Goodwill ending balance		3,908
Goodwill | North America
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,563	1,540
Acquisitions through business combinations, intangible assets and goodwill	0	0
Foreign exchange differences and other movements	(62)	23
Divestments		0
Goodwill ending balance	1,501	1,563
Goodwill | Brazil
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,316	1,070
Acquisitions through business combinations, intangible assets and goodwill	0	164
Foreign exchange differences and other movements	(254)	82
Divestments		0
Goodwill ending balance	1,062	1,316
Goodwill | Brazil | Previously Reported
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,316	1,070
Acquisitions through business combinations, intangible assets and goodwill		164
Foreign exchange differences and other movements		82
Divestments		0
Goodwill ending balance		1,316
Goodwill | Europe
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	515	503
Acquisitions through business combinations, intangible assets and goodwill	0	0
Foreign exchange differences and other movements	(27)	12
Divestments		0
Goodwill ending balance	488	515
Goodwill | Europe | Previously Reported
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	613	523
Acquisitions through business combinations, intangible assets and goodwill		57
Foreign exchange differences and other movements		33
Divestments		0
Goodwill ending balance		613
Goodwill | Sustainable Solutions
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	98	20
Acquisitions through business combinations, intangible assets and goodwill	85	57
Foreign exchange differences and other movements	(5)	21
Divestments		0
Goodwill ending balance	178	98
Goodwill | Others
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	416	634
Acquisitions through business combinations, intangible assets and goodwill	0	0
Foreign exchange differences and other movements	(40)	(24)
Divestments		(194)
Goodwill ending balance	376	416
Goodwill | NAFTA | Previously Reported
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,563	1,540
Acquisitions through business combinations, intangible assets and goodwill		0
Foreign exchange differences and other movements		23
Divestments		0
Goodwill ending balance		1,563
Goodwill | ACIS | Previously Reported
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	$ 416	634
Acquisitions through business combinations, intangible assets and goodwill		0
Foreign exchange differences and other movements		(24)
Divestments		(194)
Goodwill ending balance		$ 416